UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England            14 February 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     503,505
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 12/31/07



  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
BEA SYS INC                   COM            073325102    8,521      540,000 SH          SOLE           NONE      540,000
BOEING CO                     COM            097023105   35,421      405,000 SH          SOLE           NONE      405,000
COMMERCE BANCORP INC NJ       COM            200519106   56,810    1,489,500 SH          SOLE           NONE    1,489,500
GENLYTE GROUP INC             COM            372302109    8,920       93,700 SH          SOLE           NONE       93,700
GRACE W R & CO DEL NEW        COM            38388F108   40,638    1,552,247 SH          SOLE           NONE    1,552,247
HARRAHS ENTMT INC             COM            413619107   88,653      998,905 SH          SOLE           NONE      998,905
ITT CORP NEW                  COM            450911102   11,645      176,330 SH          SOLE           NONE      176,330
ITT CORP NEW                  COM            450911902   28,727      435,000     PUT     SOLE           NONE       28,727
NAVTEQ CORP                   COM            63936L100   18,870      249,600 SH          SOLE           NONE      249,600
NII HLDGS INC                 CL B NEW       62913F201   55,556    1,149,750 SH          SOLE           NONE    1,149,750
OIL STS INTL INC              COM            678026105   10,031      294,000 SH          SOLE           NONE      294,000
PENN NATL GAMING INC          COM            707569109   57,296      962,148 SH          SOLE           NONE      962,148
RIVIERA HLDGS CORP            COM            769627100    3,512      114,025 SH          SOLE           NONE      114,025
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A       848574109   34,559    1,001,724 SH          SOLE           NONE    1,001,724
STAR BULK CARRIERS CORP       *W EXP 12/16/2 Y8162K113    5,658    1,230,000 SH          SOLE           NONE    1,230,000
STAR BULK CARRIERS CORP       COM            Y8162K105   38,688    3,010,777 SH          SOLE           NONE    3,010,777